CONSOLIDATED BALANCE SHEETS R$ in Thousands, $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
CURRENT
Cash and cash equivalent	R$ 792,252	R$ 495,855
Restricted cash	1,329,876	1,681,346
Marketable Securities	6,924,358	5,681,791
Accounts Receivable, net	4,662,368	4,402,278
Financial assets - concessions and Itaipu	7,224,354	2,337,513
Financing and loans	2,471,960	3,025,938
Fuel Consumption Account - CCC		195,966
Dividends receivables	245,577	318,455
Recoverable taxes	1,066,207	1,085,520
Income tax and social contribution	1,874,475	1,086,367
Reimbursement rights	1,567,794	1,657,962
Inventories	479,243	540,895
Nuclear fuel inventory	465,152	455,737
Derivative financial instruments	209,327	127,808
Hydrological risk	104,530	109,535
Assets held for sale	5,825,879	4,406,213
Others	2,115,375	1,663,473
TOTAL CURRENT ASSETS	37,358,727	29,272,652
LONG-TERM ASSETS
Reimbursement rights	6,509,032	7,507,024
Financing and loans	7,794,891	10,158,306
Accounts Receivable, net	462,376	2,079,025
Marketable Securities	331,862	247,235
Nuclear fuel inventory	831,008	675,269
Recoverable taxes	1,635,142	1,705,414
Current income and social contribution taxes	471,568	1,488,158
Deferred income and social contribution taxes	1,010,810	839,708
Guarantees and restricted deposits	5,874,708	6,259,272
Fuel Consumption Account - CCC		6,919
Financial assets - Concessions and Itaipu	50,660,769	52,749,546
Derivative financial instruments	216,904	100,965
Advances for future capital increase	959,838	1,617,916
Hydrological risk	325,132	457,677
Others	1,108,629	1,228,145
Total long term assets excluding investments, fixed assets and intangible assets	78,192,669	87,120,579
INVESTMENTS
Accounted for-by the equity method	27,289,705	25,173,611
Maintained at fair value	1,418,659	1,357,923
Total investments in subsidiaries, joint ventures and associates	28,708,364	26,531,534
FIXED ASSETS, NET	27,965,837	26,812,925
INTANGIBLE ASSETS, NET	749,762	761,739
TOTAL NON-CURRENT ASSETS	135,616,632	141,226,777
TOTAL ASSETS	172,975,359	170,499,429
CURRENT
Financing and loans	5,886,141	5,833,547
Debentures	183,432	12,442
Compulsory Loan	42,260	48,193
Suppliers	10,443,752	9,659,301
Advances from clients	654,853	620,781
Taxes payable	1,173,319	1,336,089
Current income tax and social contribution	1,498,218	606,848
Shareholders compensation	18,339	462,891
Provision for Onerous contracts	12,048	1,093,678
Payroll	1,204,222	1,188,149
Reimbursement obligations	1,392,542	1,868,085
Post-employment benefits	193,847	107,571
Provisions for litigation	1,518,387	1,083,475
Regulatory fees	728,180	647,201
Leasing	145,324	136,662
Derivatives financial instruments	2,466	6,946
Liabilities associated to assets held for sale	7,630,670	5,175,013
Others	1,458,952	1,251,638
TOTAL CURRENT LIABILITIES	34,186,952	31,138,510
NON-CURRENT
Financing and loans	39,235,650	39,786,881
Suppliers	7,795,345	9,782,820
Debentures	287,347	188,933
Advances from clients	519,391	592,215
Compulsory Loan	458,874	460,940
Asset decomission obligation	2,470,400	1,402,470
Fuel Consumption Account - CCC		482,179
Provisions for litigation	23,033,963	19,645,954
Post-employment benefits	2,001,715	2,368,077
Provisions for Onerous contracts	2,067,179	2,659,305
Reimbursement obligations	1,062,634	1,516,313
Leasing	932,496	1,032,842
Concessions payable - Use of public property	63,082	63,337
Advances for future capital increase	3,639,441	3,310,409
Derivatives financial instruments	39,594	43,685
Regulatory fees	698,423	615,253
Taxes payable	326,527	1,059,880
Deferred income tax and social contribution	8,901,931	8,305,606
Other	2,501,883	1,978,893
TOTAL NON-CURRENT LIABILITIES	96,035,875	95,295,992
EQUITY
Capital stock	31,305,331	31,305,331
Capital reserve	13,867,170	13,867,170
Profit reserves	1,321,854	3,018,682
Adjustments to equity	22,434	33,261
Accumulated other comprehensive loss	(4,177,412)	(4,020,974)
Equity attributable to owners of the Company	42,339,377	44,203,470
Non-controlling-interests	413,155	(138,543)
TOTAL EQUITY	42,752,532	44,064,927
TOTAL LIABILITIES AND EQUITY	R$ 172,975,359	R$ 170,499,429